Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, net
10.	Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivable	476,611	730,486
Allowance for doubtful accounts	(51,719)	(62,736)
Accounts receivable, net	424,892	667,750

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Balance at beginning of year	38,214	51,719
Provisions	14,694	16,450
Reversals	(957)	(4,896)
Write-offs	(232)	(537)
Balance at end of year	51,719	62,736